Finance costs	12 Months Ended
Dec. 31, 2024
Finance Costs
Finance costs
6.	Finance costs
	2024	2023	2022
	S$	S$	S$

Interest expenses from leases	1,706	9,414	2,310
Interest expenses from shareholder loan	1,444	-	-

	3,150	9,414	2,310